Summary of Significant Accounting Policies (Details 1) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies
Beginning	$ 1,727,694	$ 0
New convertible note issued		1,999,990
Change in fair value of convertible note	66,259	165,704
Forbearance and other fee	610,227	0
Conversion of convertible notes	(909,000)	(438,000)
Cash repaid	(285,714)	0
Ending balance	$ 1,209,466	$ 1,727,694